Patents net (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Patents, net
2022	$ 4,522,141
2023	4,522,141
2024	4,534,493
2025	4,522,141
2026	4,521,973
Thereafter	14,706,301
Total Expense	$ 37,329,191	$ 180,628